Transaction with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Due from a related party, current	$ 78,307	$ 0
Due from a related paty, non-current	0	117,219
Due to related parties	0	11,287
Advances for drillships under construction and related costs	363,506	622,507
Drilling rigs, drillships, machinery and equipment, net	6,853,508	6,207,633
Dryships Inc.
Due from a related party, current	78,306	0
Due from a related paty, non-current	0	117,219
Cardiff Drilling Inc.
Due from a related party, current	1	0
Due to related parties	0	4,287
Advances for drillships under construction and related costs	314	1,546
Drilling rigs, drillships, machinery and equipment, net	2,961	2,885
Azara Services S.A.
Due to related parties	0	4,000
Basset Holding Inc.
Due to related parties	$ 0	$ 3,000